Unsecured Convertible Note (‘Atalaya Note’) (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Unsecured Convertible Note (‘Atalaya Note’) [Abstract]
Schedule of Note Payable

The following is a summary of the Company’s Atalaya Note payable for which it elected fair value option as on December 31, 2024 and March 31, 2024:

	Fair Value Outstanding
(In USD) As at	December 31, 2024	March 31, 2024
Non-current liability
Atalaya Note	$-	$10,067,601
Total	$-	$10,067,601

	Fair Value Outstanding
(In USD) As at	December 31, 2024	March 31, 2024
Current liability
Atalaya Note	$7,017,543	$-
Total	$7,017,543	$-

The following is a summary of the Company’s Atalaya Note payable for which it elected the fair value option as of March 31, 2024 and March 31, 2023:

	Fair Value Outstanding
As at	March 31, 2024	March 31, 2023

Atalaya Note	$10,067,601	$-
Total	10,067,601	-